Intangible Assets, Net - Schedule of Intangible Assets Accumulated Amortization (Details) - Accumulated amortization [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets Accumulated Amortization [Line Items]
Intangible Assets, Accumulated amortization	$ (321,137)	$ (233,827)	$ (134,387)
Intangible Assets, Amortization expense	(77,038)	(91,053)	(93,990)
Intangible Assets, Disposals
Intangible Assets, Foreign currency translation	(712)	3,743	(5,450)
Intangible Assets, Accumulated amortization	(398,887)	(321,137)	(233,827)
Customer relationships [Member]
Schedule of Intangible Assets Accumulated Amortization [Line Items]
Intangible Assets, Accumulated amortization	(190,854)	(142,146)	(84,145)
Intangible Assets, Amortization expense	(47,218)	(52,451)	(52,551)
Intangible Assets, Disposals
Intangible Assets, Foreign currency translation	(712)	3,743	(5,450)
Intangible Assets, Accumulated amortization	(238,784)	(190,854)	(142,146)
Software [Member]
Schedule of Intangible Assets Accumulated Amortization [Line Items]
Intangible Assets, Accumulated amortization	(125,039)	(86,522)	(45,159)
Intangible Assets, Amortization expense	(29,725)	(38,517)	(41,363)
Intangible Assets, Disposals
Intangible Assets, Foreign currency translation
Intangible Assets, Accumulated amortization	(154,764)	(125,039)	(86,522)
Brands and logo rights [Member]
Schedule of Intangible Assets Accumulated Amortization [Line Items]
Intangible Assets, Accumulated amortization	(5,244)	(5,159)	(5,083)
Intangible Assets, Amortization expense	(95)	(85)	(76)
Intangible Assets, Disposals
Intangible Assets, Foreign currency translation
Intangible Assets, Accumulated amortization	$ (5,339)	$ (5,244)	$ (5,159)